Share-based compensation - Stock Option Plan (Details)	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares
Reconciliation Of Changes In Share Options [Abstract]
Number of options balance, beginning of year (in shares) | shares	3,080,452	4,590,980
Number of options Granted (in shares) | shares	280,500	234,000
Number of options exercised (in shares) | shares	(382,000)	(114,750)
Number of options forfeited or expired (in shares) | shares	(475,495)	(1,629,778)
Number of options balance, end of year (in shares) | shares	2,503,457	3,080,452
Number of options exercisable, end of year (in shares) | shares	2,212,582	1,693,346
Reconciliation Of Changes In Exercise Price Of Share Options [Abstract]
Weighted average exercise price balance, beginning of year (in dollars per share) | $ / shares	$ 2.97	$ 3.94
Weighted average exercise price granted (in dollars per share) | $ / shares	3.45	2.67
Weighted average exercise price exercised (in dollars per share) | $ / shares	2.55	1.86
Weighted average exercise price forfeited or expired (in dollars per share) | $ / shares	4.65	5.74
Weighted average exercise price balance, end of year (in dollars per share) | $ / shares	2.76	2.97
Weighted average exercise price exercisable, end of year (in dollars per share) | $ / shares	$ 2.70	$ 3.19